Note 2 - Summary of significant accounting policies: Prepayments (Details) - USD ($)			12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Allowance for Prepayments			$ 67,312	$ 22,308
Provision For Doubtful Accounts Of Prepayments			47,115	7,382	$ (11,710)
Provision For Doubtful Accounts Of Prepayments			(47,115)	(7,382)	11,710
Prepayments
Provision For Doubtful Accounts Of Prepayments	$ (53,497)	$ 0		0	0
Provision For Doubtful Accounts Of Prepayments	$ 53,497	$ 0		0	0
Increase Decrease in Provision for Doubtful Accounts of Prepayments			$ 54,267	$ 0	$ 0